Compensation Arrangements Compensation Arrangement Performance Share Units (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Share Units, Maximum Number of Shares Issuable Upon Vesting	$ 778,092
Current Fiscal Year End Date	--12-31
Performance Share Units, Shares Issuable Upon Vesting	$ 503,735